DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants (Details) - USD ($)	Sep. 30, 2015	Feb. 04, 2013	Dec. 17, 2012	Nov. 19, 2012
Private Placement
Ending balance at December 31, 2014 (C)		$ 2	$ 5	$ 13
Change in fair value of warrant liability		(2)	(5)	(13)
Ending balance at September 30, 2015		$ 0	$ 0	$ 0
Total warrant liability
Ending balance at December 31, 2014 (C)	$ 20
Change in fair value of warrant liability	(20)
Ending balance at September 30, 2015	$ 0